CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 2,958,647	$ 416,716	¥ 2,838,190	¥ 3,585,391
Cost of revenues	(1,209,464)	(170,349)	(556,923)	(557,177)
Research and development expenses	(91,461)	(12,882)	(90,655)	(93,882)
Sales and marketing expenses	(1,507,432)	(212,317)	(2,712,330)	(2,950,972)
General and administrative expenses	(125,528)	(17,680)	(112,403)	(118,973)
Other operating income/(loss)	(25,827)	(3,638)	12,876	26,614
Loss from operations	(1,065)	(150)	(621,245)	(108,999)
Interest and investment income	117,247	16,514	52,389	30,560
Interest expense to third parties	(4,228)	(596)	(31,282)	(38,051)
Foreign exchange (losses)/gains, net	(3,255)	(458)	3,787	(7,935)
Other (loss)/income, net	63	9	(413)	(190)
(Loss)/income before income tax expense	108,762	15,319	(596,764)	(124,615)
Income tax expense	(21,021)	(2,961)	(114,476)	0
Net (loss)/income	87,741	12,358	(711,240)	(124,615)
Accretion of convertible redeemable preferred shares	0	0	0	(4,729,719)
Deemed dividend to preferred shareholders (Note 13)	0	0	0	(104,036)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	87,741	12,358	(711,240)	(4,958,370)
Net (loss)/income	87,741	12,358	(711,240)	(124,615)
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	18,896	2,661	112,372	(150,267)
Total comprehensive (loss)/income	106,637	15,019	(598,868)	(274,882)
Accretion of convertible redeemable preferred shares	0	0	0	(4,729,719)
Deemed dividend to preferred shareholders	0	0	0	(104,036)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	¥ 106,637	$ 15,019	¥ (598,868)	¥ (5,108,637)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
Net (loss)/income per share - basic | (per share)	¥ 0.17	$ 0.02	¥ (1.37)	¥ (12.20)
Net (loss)/income per share - diluted | (per share)	¥ 0.17	$ 0.02	¥ (1.37)	¥ (12.20)
Weighted average number of ordinary shares
Weighted average number of ordinary shares outstanding - basic	519,802,240	519,802,240	518,307,406	406,567,584
Weighted average number of ordinary shares outstanding - diluted	519,802,240	519,802,240	518,307,406	406,567,584
Mobile device charging
Revenues
Total revenues	¥ 2,869,215	$ 404,120	¥ 2,813,619	¥ 3,558,654
Mobile device charging service
Revenues
Total revenues	1,577,379	222,169	2,754,143	3,455,797
Mobile device charging solution
Revenues
Total revenues	173,152	24,388	0	0
Power bank and cabinet sales
Revenues
Total revenues	1,118,684	157,563	59,476	102,857
Others
Revenues
Total revenues	¥ 89,432	$ 12,596	¥ 24,571	¥ 26,737